SCHEDULE OF NET LOSS, OPERATING EXPENSES, OTHER INCOME, AND RECONCILIATION OF INCOME/LOSS TO ADJUSTED EBITDA (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
REVENUE
LESS OPERATING EXPENSES
Selling and marketing expenses									400,946	316,624
General and administrative expenses									1,827,776	1,131,312
Research and development									615,916	362,538
EBITDA									(2,844,638)	(1,810,474)
Depreciation and amortization									3,282	4,106
SEGMENT NET LOSS									(2,847,920)	(1,814,580)
Reconciliation of profit or loss									977	4,618
Adjustment and reconciling items									0	0
NET INCOME (LOSS)	$ (1,265,049)	$ (482,096)	$ (623,704)	$ (476,094)	$ (462,779)	$ (438,741)	$ (437,438)	$ (471,004)	$ (2,846,943)	$ (1,809,962)